Stock Option and Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Stock Option and Stock-Based Compensation

10. STOCK OPTION PLANS AND STOCK-BASED COMPENSATION

Stock Option Plan

We have one active equity compensation plan, the DJO 2007 Incentive Stock Plan (2007 Plan) under which we are authorized to grant awards of stock, options, and other stock-based awards of shares of common stock of our indirect parent, DJO, subject to adjustment in certain events. In February 2012, we amended the 2007 Plan to increase the number of shares available to grant from 7,925,529 to 10,575,529.

Options issued under the 2007 Plan can be either incentive stock options or non-qualified stock options. The exercise price of stock options granted will not be less than 100% of the fair market value of the underlying shares on the date of grant and will expire no more than ten years from the date of grant.

Options granted prior to 2012 vest as follows: one-third of each stock option grant vests over a specified period of time contingent solely upon the awardees’ continued employment with us (Time-Based Tranche). Another one-third of each stock option grant will vest upon achieving a minimum return of money on invested capital (MOIC), as defined, with respect to Blackstone’s aggregate investment in DJO’s capital stock, to be achieved by Blackstone following a liquidation of all or a portion of its investment in DJO’s capital stock (Market Return Tranche). The final one-third of each stock option grant will vest based upon achieving an increased minimum return of MOIC, as defined, with respect to Blackstone’s aggregate investment in DJO’s capital stock, to be achieved by Blackstone following a liquidation of all or a portion of its investment in DJO’s capital stock (Enhanced Market Return Tranche).

Stock-Based Compensation

During the nine months ended September 29, 2012, the compensation committee granted 2,477,500 options which vest in four equal installments beginning in 2012 and for each of the three calendar years following 2012, with each such installment vesting only if the final reported financial results for such year show that the Adjusted EBITDA for such year equaled or exceeded the Adjusted EBITDA amount in the financial plan approved by DJO’s Board of Directors for such year (Performance Options). In the event that the Adjusted EBITDA in any of such four years falls short of the amount of Adjusted EBITDA in the financial plan for that year, the installment that did not therefore vest at the end of such year shall be eligible for subsequent vesting at the end of the four year vesting period if the cumulative Adjusted EBITDA for such four years equals or exceeds the cumulative Adjusted EBITDA in the financial plans for such four years and the Adjusted EBITDA in the fourth vesting year equals or exceeds the Adjusted EBITDA in the financial plan for such year. In addition, in the event of Blackstone achieving a minimum return of MOIC, as defined, with respect to Blackstone’s aggregate investment in DJO’s capital stock, following a liquidation of all or a portion of its investment in DJO’s capital stock, any unvested installments from prior years and all installments for future years shall thereupon vest.

In addition to the 2,477,500 Performance Options granted during the nine months ended September 29, 2012, we granted 426,767 stock options to members of DJO’s Board of Directors. Of these options, 303,767 were granted to DJO’s Chairman of the Board and 100,000 were granted to a newly elected board member, who has agreed to perform certain additional services to assist the Company in building its surgical business in the US and all of its businesses outside of the US. The 403,767 options vest as follows: one-third of the stock option grant will vest in increments of 33 1/3% per year on each of the first through third anniversary dates from the grant date contingent upon the optionee’s continued service; one-third of the stock option grant will vest in the same manner as the Market Return Tranche; and one-third of the stock option grant will vest in the same manner as the Enhanced Market Return Tranche. The remaining 23,000 options were granted to the other five outside directors on our Board of Directors and vest in increments of 33 1/3% per year on each of the first through third anniversary dates from the grant date, contingent upon the optionee’s continued service as a director. The time-based vesting options granted to all directors are referred to herein as Director Service Options.

The weighted average grant date fair value of the Performance Options and the Director Service Options granted during the nine months ended September 29, 2012 was $6.09.

During the nine months ended October 1, 2011, we granted 983,000 stock options to employees, including 800,000 options granted to Michael P. Mogul, our new President and Chief Executive Officer. The weighted average grant date fair value of the options in the Time-Based Tranche was $6.23 per share.

For the Performance Options granted during the nine months ended September 29, 2012, we only recognized expense for the options which have the potential to vest based on achievement of the 2012 Adjusted EBITDA target, as we believe that it is probable that this target will be met. We have not recognized expense for any of the options which have the potential to vest based on Adjusted EBITDA targets for years 2013-2015, as these targets have not yet been established and therefore we are unable to assess the probability of achieving such targets.

In each of the periods presented below, for the options granted prior to 2012 we only recognized expense for options granted to employees in the Time-Based Tranche, as achievement of the vesting targets for the performance and market components of the Market Return Tranche and Enhanced Market Return Tranche are not deemed probable at this time.

The following table summarizes certain assumptions we used to estimate the fair value of the Time-Based Tranche of stock options granted:

	Three Months Ended		Nine Months Ended
	September 29, 2012	October 1, 2011	September 29, 2012	October 1, 2011
Expected volatility	37.7%	34.4%	35.3-37.7%	34.0-34.4%
Risk-free interest rate	0.8%	1.3%	0.8-1.5%	1.3-2.1%
Expected years until exercise	6.1	6.6	6.1-6.2	6.4-6.6
Expected dividend yield	0.0%	0.0%	0.0%	0.0%

We recorded non-cash stock-based compensation expense during the periods presented as follows (in thousands):

	Three Months Ended		Nine Months Ended
	September 29, 2012	October 1, 2011	September 29, 2012	October 1, 2011
Cost of goods sold	$66	$19	$162	$130
Operating Expenses:
Selling, general and administrative	1,215	341	3,309	1,533
Research and development	29	9	92	37

	$1,310	$369	$3,563	$1,700

Stock-based compensation expense for options granted to non-employees was not significant to the Company for any period presented and is included in selling, general and administrative expense in our unaudited consolidated statements of operations.

15.	STOCK OPTION PLANS AND STOCK-BASED COMPENSATION

Stock Option Plan

We have one active equity compensation plan, the DJO 2007 Incentive Stock Plan (the 2007 Plan) under which we are authorized to grant awards of stock, options, and other stock-based awards of shares of Common Stock of DJO, subject to adjustment in certain events. In June 2011, we amended the 2007 Plan to increase the number of shares available to grant from 7,500,000 to 7,925,529.

Options issued under the 2007 Plan can be either incentive stock options or non-qualified stock options. The exercise price of stock options granted will not be less than 100% of the fair market value of the underlying shares on the date of grant and will expire no more than ten years from the date of grant. We adopted a form of non-statutory stock option agreement (the DJO Form Option Agreement) for employee stock option awards under the 2007 Plan, as amended.

Under the DJO Form Option Agreement, one-third of each stock option grant will vest over a specified period of time (typically five years from the date of grant) contingent solely upon the awardees’ continued employment with us (Time-Based Tranche). Prior to the June 2011 amendment described below, another one-third of the stock option grant would have vested based upon achieving a minimum internal rate of return (IRR) and a minimum return of money on invested capital (MOIC), as defined, each with respect to Blackstone’s aggregate investment in DJO’s capital stock, to be achieved by Blackstone following a liquidation of all or a portion of its investment in DJO’s capital stock (Market Return Tranche). The final one-third of the stock option grant would have vested based upon achieving an increased minimum IRR and an increased minimum return of MOIC, as defined, each with respect to Blackstone’s aggregate investment in DJO’s capital stock, to be achieved by Blackstone following a liquidation of all or a portion of its investment in DJO’s capital stock (Enhanced Market Return Tranche).

In June 2011, the compensation committee approved further modifications to the terms of the options in the Market Return Tranche and Enhanced Market Return Tranche and the DJO Form Option Agreement. As amended, vesting of the options in the Market Return Tranche are no longer subject to the achievement of a minimum IRR and the options will vest based upon achieving a minimum return of MOIC, and vesting of the options in the Enhanced Market Return Tranche are also no longer subject to achievement of a minimum IRR and the options will vest based on achieving an increased minimum return of MOIC, as defined, each with respect to Blackstone’s aggregate investment in DJO’s capital stock, to be achieved by Blackstone following a liquidation of all or a portion of its investment in DJO’s capital stock.

Stock-Based Compensation

During the year ended December 31, 2011, we granted a total of 983,000 options to employees including 800,000 options granted to Michael P. Mogul, our new president and chief executive officer. The weighted average grant date fair value of the options granted was $6.23 per share, for options in the Time-Based Tranche. In addition, during the year ended December 31, 2011, we granted 60,753 restricted shares to Michael P. Mogul. The shares will vest 50% per year on each of the anniversary dates of his employment commencement date, subject to his continued employment through the applicable anniversary dates.

During the year ended December 31, 2010, we granted 645,050 stock options to employees with a weighted average grant date fair value of $6.68 per share, for options in the Time-Based Tranche. In addition, during the year ended December 31, 2010, we granted 24,600 options, to non-employee distributors.

The fair value of each option award is estimated on the date of grant, or modification, using the Black-Scholes option pricing model for service based awards, and a binomial model for market based awards. In estimating fair value for options issued under the 2007 Plan, expected volatility was based on historical volatility of comparable publicly-traded companies. As our historical share option exercise experience does not provide a reasonable basis upon which to estimate the expected term, we used the simplified method. Expected life is calculated in two tranches based on the employment level defined as executive or employee. The risk-free rate used in calculating fair value of service based stock options for periods within the expected term of the option is based on the U.S. Treasury yield bond curve in effect on the date of grant.

The following table summarizes certain assumptions we used to estimate the fair value of the Time-Based Tranche of stock options granted during the years ended December 31, 2011, 2010, and 2009:

	Year Ended December 31,
	2011	2010	2009
Expected volatility	34.0 - 34.4%	34.2 - 35.8%	34.4 - 34.7%
Risk-free interest rate	1.3 - 2.1%	2.0 -3.0%	2.3 - 2.8%
Expected years until exercise	6.4 - 6.6	6.4 -7.0	5.8 - 6.3
Expected dividend yield	0.0%	0.0%	0.0%

We recorded non-cash stock-based compensation expense during the periods presented as follows (in thousands):

	Year Ended December 31,
	2011	2010	2009
Cost of goods sold	$149	$50	$167
Operating expenses:
Selling, general and administrative	2,493	1,764	3,062
Research and development	59	74	153

	$2,701	$1,888	$3,382

We are required to reassess at each reporting period whether the achievement of any performance condition is probable, at which time we would recognize the related compensation expense over the remaining performance or service period, if any. In each of the periods presented, we only recognized stock-based compensation expense for options granted to employees in the Time-Based Tranche, as the performance and market components of the Market Return and Enhanced Market Return Tranches are not deemed probable at this time.

Stock based compensation expense for options granted to non-employees was not significant to the Company for all periods presented, and was included in selling, general and administrative expense in our consolidated statements of operations.

Included in stock-based compensation expense for the year ended December 31, 2011 is $0.8 million of incremental expense associated with the modification of the terms of options previously granted.

A summary of option activity under the 2007 Plan is presented below:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2010	7,188,284	$14.77	6.7	$12,221,730
Granted	983,000	$16.46
Exercised	—
Forfeited or expired	(684,199)	$13.57

Outstanding at December 31, 2011	7,487,085	$15.10	5.9	$10,221,968

Exercisable at December 31, 2011	3,491,204	$13.55	4.7	$10,221,968

As of December 31, 2011, total unrecognized stock-based compensation expense related to unvested stock options granted under the 2007 Plan, excluding options subject to the performance and market components of the Market Return and Enhanced Market Return Tranches, was $2.3 million, net of expected forfeitures. We anticipate this expense to be recognized over a weighted-average period of approximately two years. Compensation expense associated with the Market Return and Enhanced Market Return Tranches of options granted under the 2007 Plan, with the exception of those that were issued in connection with a modification, will be recognized only to the extent achievement of the performance and market components are deemed probable.